Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	MEMBERS Life Insurance Co
Entity Central Index Key	0001562577
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Emerging Growth Company	false
Amendment Flag	true
Amendment Description	CALCULATION OF REGISTRATION FEE TITLE OF EACH CLASS OF SECURITIES TO BE REGISTERED AMOUNT TO BE REGISTERED PROPOSED MAXIMUM OFFERING PRICE PER UNIT PROPOSED MAXIMUM AGGREGATE OFFERING PRICE AMOUNT OF REGISTRATION FEE Interests in Risk Control Accounts of Flexible Premium Deferred Variable Annuity Contract * * $200 million $21,820(1) *The maximum aggregate offering price is estimated solely for the purposes of determining the registration fee. The amount to be registered and the proposed maximum offering price per unit are not applicable since these securities are not issued in predetermined amounts or units. (1) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include unsold securities previously registered for sale pursuant to Registrant’s Registration Statement on Form S-1 (File No. 333-228962), which was filed on December 21, 2018 and became effective on April 30, 2019 (“Registration Statement No. 1”). Registration Statement No. 1 registered securities of the Registrant with a maximum aggregate offering price of $338,582,235 of which approximately $42,099,900 of such securities registered on Registration Statement No. 1 remain unsold. The unsold securities from Registration Statement No. 1 (and associated filing fees paid) were carried forward to this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the prior Registration Statements will be were deemed terminated as of the date of effectiveness of this Registration Statement.